SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL INFORMATION

30.	SUPPLEMENTAL INFORMATION

In the year ended December 31, 2017, the Company agreed with SFL to terminate the long-term charter for three vessels. The Company recognized a reduction in finance lease obligations of $53.2 million in the year ended December 31, 2017 in respect of these vessels.

In the year ended December 31, 2018, the Company agreed with SFL to terminate the long-term charter for six vessels. The Company recognized a reduction in finance lease obligations of $167.9 million in the year ended December 31, 2018 in respect of these vessels.

Further information on the termination of long-term charters with SFL can be found in Note 19.

In the year ended December 31, 2019, the Company issued 16,035,856 shares as part of the consideration under the SPA to acquire 10 Suezmax tankers from Trafigura. The shares have been recorded at the grant date fair value of $7.92 per share, totaling $127.0 million. See Note 5. for full details of the accounting for this transaction.